Trade and other payables (Tables)	3 Months Ended
Mar. 31, 2024
Trade and other payables.
Schedule of trade and other payables

	March 31,	December 31,
	2024	2023
	$’000	$’000

Current
Trade payables	238,594	330,622
Deferred revenue	35,693	41,462
Withholding tax payable	6,241	3,555
Payroll and other related statutory liabilities	23,773	46,282
VAT payables	29,016	37,829
Other payables	77,858	72,877
	411,175	532,627
Non‑current
Other payables	5,069	4,629
	5,069	4,629